CATHY G. O'KELLY
312-609-7657



March 9, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549

Re:   Time Horizon Funds
      File Nos. 33-91448 and 811-9024

To the Commission:

     Enclosed for filing pursuant to Rule 497(e) under the Securities
Act of 1933, on behalf of the above-named Registrant, is a supplement to
the prospectus dated November 1, 1997.   This supplement is being filed
prior to first use. Please call the undersigned if you have any questions regarding this filing.

Very truly yours,


Cathy G. O'Kelly

Enclosure




                            TIME HORIZON FUNDS

                          Supplement to Prospectus


     Effective March 1, 1998, Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), a wholly owned, indirect subsidiary of BankAmerica Corp. and an affiliate of Bank of America National Trust and Savings Association ("Bank of America"), has assumed the administrative and investment advisory responsibilities from Bank of America as set forth in the Management Agreement for the Time Horizon Funds.

Supplement dated March 9, 1998